Cash and cash equivalents (Details) - EUR (€)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Cash and cash equivalents
Cash	€ 705,731,000		€ 831,885,000
Securities and time deposits	253,057,000		1,313,747,000
Cash and cash equivalents	958,788,000	€ 958,788,000	2,145,632,000	€ 846,378,000	€ 2,145,632,000	€ 978,109,000
Restricted cash	€ 5,740,000		€ 5,002,000